Document and Entity Information	6 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	false
Document Period End Date	Dec. 31, 2024
Document Transition Report	true
Document Shell Company Report	false
Entity File Number	001-38313
Entity Registrant Name	Amber International Holding Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Wallich Street
Entity Address, Adress Line Two	#30-02 Guoco Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	078881
Title of 12(b) Security	American Depositary Shares, one representing five Class A ordinary shares, par value US$0.001 per share
Trading Symbol	AMBR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001697818
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Amendment Flag	false
Transition Report	true
Auditor Name	WWC, P.C.
Auditor Location	San Mateo, California
Auditor Firm ID	1171
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	47,390,657
Ordinary shares | Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	42,356,230
Ordinary shares | Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,034,427
Business Contact
Document Information [Line Items]
Contact Personnel Name	Wayne Huo
Entity Address, Address Line One	1 Wallich Street
Entity Address, Adress Line Two	#30-02 Guoco Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	078881
City Area Code	65
Local Phone Number	60220228
Contact Personnel Email Address	wayne.huo@ambr.io